FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of March 31, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—80.1%
Aimbridge Acquisition Co. Inc.	(e)	Consumer Services	S+375	0.00%	2/2/26	$1,974	$1,850	$1,914
ANCILE Solutions, Inc.	(e)(l)	Software & Services	S+1000	1.00%	6/11/26	32,932	32,932	33,426
Arrow Purchaser Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.00%	4/15/26	13,046	13,037	11,741
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	L+450	0.75%	8/21/22	35,525	11,795	89
Auris Luxembourg III S.a r.l	(e)	Health Care Equipment & Services	S+375	0.00%	2/27/26	9,896	9,389	9,930
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	S+375	0.50%	7/17/28	19,797	17,262	19,086
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	S+550	0.00%	10/1/25	37,232	34,744	29,606
Chinos Intermediate 2, LLC	(e)	Consumer Discretionary Distribution & Retail	S+800	1.00%	9/10/27	28,333	28,651	28,705
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.00%	7/18/28	33,381	33,381	33,923
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+650	1.00%	7/18/25	4,301	4,301	4,371
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+650	1.00%	7/18/28	2,151	2,151	2,185
Claros Mortgage Trust, Inc.	(e)	Financial Services	S+450	0.50%	8/9/26	9,922	9,537	9,326
CPC Acquisition Corp.	(e)	Materials	S+375	0.75%	12/29/27	11,700	9,207	9,933
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	41,000	40,263	38,130
Curia Global, Inc.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	S+375	0.75%	8/30/26	2,683	2,388	2,561
Domain Timberlake Note Issuer, LLC	(l)	Real Estate Management & Development	S+650	1.00%	12/20/29	29,000	29,000	29,000
Drive Assurance Corp.	(l)	Insurance	S+900	1.00%	5/23/28	11,345	11,279	11,345
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.00%	3/30/27	4,938	4,786	4,948
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.00%	3/30/27	31,121	30,195	31,206
Global Tel Link Corp.	(e)	Technology Hardware & Equipment	S+425	0.00%	11/29/25	14,031	13,577	13,685
Gold Rush Amusements, Inc.	(l)	Consumer Services	S+750	2.00%	10/12/28	30,596	30,025	30,328
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	S+950	3.00%	3/15/29	2,583	2,505	2,505
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.00%	3/15/29	14,634	14,195	14,195
Grass Valley USA, LLC	(g)(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.00%	3/15/29	4,427	4,427	4,294
GSM Midco, LLC	(l)	Consumer Services	S+725	1.00%	3/25/27	38,000	37,615	37,763
IXS Holdings Inc.	(e)	Materials	S+425	0.75%	3/5/27	6,743	5,996	6,437
Knowlton Development Corporation Inc.	(e)	Household & Personal Products	S+500	0.00%	8/15/28	21,000	20,370	21,066
Lance East Holdings PTY Ltd.	(l)	Financial Services	16.8%		9/12/26	15,000	15,000	15,394
LHS Borrower, LLC	(e)	Capital Goods	S+475	0.50%	2/16/29	987	858	945
LifeScan Global Corp.	(e)(i)(p)	Health Care Equipment & Services	S+650	0.00%	12/31/26	51,309	49,756	32,068
Lucky Bucks, LLC	(e)	Consumer Services	S+750	1.00%	10/2/28	1,234	1,164	1,166

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Lucky Bucks, LLC	(e)	Consumer Services	S+750	1.00%	10/2/29	$2,469	$2,469	$2,087
Maverick Gaming, LLC	(e)(i)(p)	Consumer Services	S+750	1.00%	9/3/26	15,079	14,912	10,932
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+450	0.00%	11/30/25	2,837	2,399	350
Monitronics International, LLC	(e)(r)	Commercial & Professional Services	S+750	3.00%	6/30/28	51,368	51,376	51,722
Mountaineer Merger Corp.	(e)	Consumer Discretionary Distribution & Retail	S+700	0.00%	10/26/28	13,688	13,414	10,984
Neovia Logistics, LP	(e)	Transportation	S+50, 8.5% PIK (8.5% Max PIK)	0.50%	11/1/27	48,394	44,869	40,288
Nephron Pharmaceuticals Corp.	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+1100	1.50%	9/11/26	37,858	36,889	36,769
North Atlantic Imports, LLC	(l)	Consumer Durables & Apparel	S+750	0.50%	10/15/26	16,406	16,417	17,493
One Call Corp.	(e)	Health Care Equipment & Services	S+550	0.75%	4/22/27	40,925	39,497	38,418
Powerhouse Intermediate, LLC	(l)	Commercial & Professional Services	S+1025	1.00%	1/12/27	37,803	36,664	38,453
Pretium PKG Holdings, Inc.	(e)	Materials	S+250, 2.5% PIK (2.5% Max PIK)	1.00%	10/2/28	22,146	21,802	22,492
Propulsion Acquisition, LLC	(e)(l)	Capital Goods	S+650	1.50%	7/31/26	24,745	24,727	25,116
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.50%	12/31/27	12,234	9,632	10,736
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.50%	12/31/27	8,156	7,477	8,172
Retail Services WIS Corp.	(e)	Commercial & Professional Services	S+835	1.00%	5/20/25	13,381	13,211	13,248
River Ranch One Investments, Ltd.	(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	25,735	25,735	26,025
River Ranch One Investments, Ltd.	(g)(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	11,265	11,265	11,392
S&S Holdings LLC	(e)	Consumer Durables & Apparel	S+500	0.50%	3/11/28	21,788	21,369	21,747
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26	19,554	19,646	19,334
SuperRego, LLC	(l)	Consumer Services	15.0% PIK (15.0% Max PIK)		3/30/30	44,000	42,900	42,900
Syncapay, Inc.	(e)	Software & Services	S+650	1.00%	12/10/27	29,849	29,066	29,998
TCFIII Owl Finance LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27	57,244	56,630	49,087
Titan Purchaser, Inc.	(e)(q)	Financial Services	S+600	1.00%	3/1/30	14,000	13,948	14,236
TKC Holdings, Inc.	(e)	Consumer Staples Distribution & Retail	S+550	1.00%	5/15/28	5,550	4,751	5,505
Travelpro Group Holdings, Inc.	(l)(n)	Consumer Durables & Apparel	S+800	3.00%	10/24/28	42,731	41,771	42,037
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.75%	11/2/27	13,869	12,806	13,526
United Gaming LLC	(e)(l)	Consumer Services	S+900		6/9/25	45,475	45,307	45,475
United Gaming LLC	(g)(l)	Consumer Services	S+900		6/9/25	563	563	563
WMK, LLC	(l)	Consumer Discretionary Distribution & Retail	S+650	3.00%	1/25/28	17,048	16,485	16,546

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
WMK, LLC	(g)(l)	Consumer Discretionary Distribution & Retail	S+650	3.00%	1/25/28	$2,952	$2,952	$2,866
Total Senior Secured Loans—First Lien							1,202,585	1,159,768
Unfunded Commitments							(25,659)	(25,659)
Net Senior Secured Loans—First Lien							1,176,926	1,134,109

Senior Secured Loans—Second Lien—9.6%
Astro One Acquisition Corp.	(e)(i)(l)(p)	Consumer Durables & Apparel	S+850	0.75%	9/17/29	10,000	8,607	500
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	S+800	0.00%	12/17/29	7,000	6,916	6,230
LaserShip, Inc.	(e)	Transportation	S+750	0.00%	5/7/29	27,272	27,138	22,581
MBS Services Holdings, LLC	(l)	Commercial & Professional Services	15.0% PIK (15.0% Max PIK)		9/20/30	28,622	27,569	28,049
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+875	0.00%	11/30/26	14,396	11,584	1,404
New Giving Acquisition, Inc.	(l)(r)	Health Care Equipment & Services	12.5%		2/19/28	45,000	44,298	45,788
S&S Holdings LLC	(e)	Consumer Durables & Apparel	S+875	0.50%	3/9/29	5,000	5,010	4,500
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)(p)	Energy			7/12/27	3,701	1,996	2,350
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)(p)	Energy			7/12/27	23,486	18,450	17,291
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.75%	11/2/28	10,000	9,862	7,908
Total Senior Secured Loans—Second Lien							161,430	136,601

Senior Secured Bonds—25.6%
Aretec Escrow Issuer Inc.	(n)(o)	Financial Services	10.0%		8/15/30	14,000	14,000	15,309
Blackstone Mortgage Trust, Inc.	(n)(o)	Financial Services	3.8%		1/15/27	2,000	1,660	1,786
CSVC Acquisition Corp.	(n)(o)	Commercial & Professional Services	7.8%		6/15/25	41,897	36,410	41,423
Digicel International Finance Ltd.	(o)	Financial Services	12.0%		5/25/27	41,263	40,504	40,604
Encore Capital Group, Inc.	(o)	Financial Services	5.4%		2/15/26	£1,000	1,172	1,237
Full House Resorts, Inc.	(n)(o)	Consumer Services	8.3%		2/15/28	$23,340	21,057	22,324
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	3,407	1,129	1,124
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%		1/15/26	37,000	37,103	32,685
Hunt Companies, Inc.	(n)(o)	Financial Services	5.3%		4/15/29	10,000	7,975	9,157
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	43,500	43,554	44,645
LHS, LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	37,599	37,339	35,202
Medicine Man Technologies, Inc., Convertible Note	(l)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	16,449	16,259	14,207
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	25,013

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
North Atlantic Imports, LLC, Convertible Note	(l)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	$31,250	$31,261	$43,008
TKC Holdings, Inc.	(n)(o)	Consumer Staples Distribution & Retail	6.9%		5/15/28	15,977	15,021	15,179
Trulieve Cannabis Corp.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	20,000	20,000	19,122
Total Senior Secured Bonds							349,444	362,025

Subordinated Debt—7.8%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	31,000	30,929	32,205
Advisor Group Holdings, Inc.	(n)(o)	Financial Services	10.8%		8/1/27	20,200	19,456	20,950
Delivery Hero SE	(o)	Consumer Services	1.5%		1/15/28	€22,000	17,323	18,740
Five Point Operating Co., LP	(n)(o)	Equity Real Estate Investment Trusts (REITs)	10.5%		1/15/28	$19,748	19,748	20,349
PRA Group, Inc.	(n)(o)	Financial Services	7.4%		9/1/25	6,295	5,899	6,289
PRA Group, Inc.	(n)(o)	Financial Services	8.4%		2/1/28	12,390	11,251	12,338
Total Subordinated Debt							104,606	110,871

Asset Based Finance—5.1%
Bridge Street CLO I Ltd., Subordinated Notes	(l)(m)(n)(r)	Financial Services	20.8%		1/20/34	28,200	24,292	25,091
Bridge Street CLO II Ltd., Subordinated Notes	(l)(m)(n)(r)	Financial Services	19.3%		7/20/34	28,560	24,833	25,162
Bridge Street CLO III Ltd., Subordinated Notes	(l)(m)(n)(r)	Financial Services	5.7%		10/20/34	27,600	26,212	22,458
Total Asset Based Finance							75,337	72,711

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—15.0%
BusPatrol LLC, Warrants, 12/31/31, Strike: $0.01	(i)(l)	Commercial & Professional Services			6,408	1,314	—
Carnelian Point Holdings LP, Warrants, 6/30/27, Strike: $10.00	(e)(i)(l)	Consumer Services			30,146	30	—
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	1,447	1,066
Drive Assurance Corp., Common Stock	(i)(l)	Insurance			18,760	19	894
Drive Assurance Corp., Preferred Stock	(l)	Insurance	10.0% PIK (10.0% Max PIK)		1,104	1,104	1,104
Guitar Center, Inc., Preferred Equity	(e)(l)	Consumer Discretionary Distribution & Retail	15.0%		8,062	8,062	5,603
Lucky Bucks, LLC, Common Equity	(e)(i)	Consumer Services			350,344	4,905	4,379
MBS Services Holdings, LLC, A-3 Units	(i)(k)(l)	Commercial & Professional Services			522,382	522	—

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Monitronics International, LLC, Common Equity	(e)(i)(r)	Commercial & Professional Services			997,489	$13,517	$21,197
Nelson Global Products, Inc., Common Stock	(i)(l)	Automobiles & Components			43,998	1,231	1,761
Nelson Global Products, Inc., Series A Preferred Stock	(i)(l)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc., Common Stock	(i)(l)(r)	Health Care Equipment & Services			188,561	330	89,896
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	(i)(l)(r)	Health Care Equipment & Services			16,667	29	7,946
Penn Foster Inc., Preferred Equity, 11/17/27	(e)(l)	Consumer Services	S+1075 PIK (S+1075 Max PIK)	1.0%	61,225	60,445	41,562
RDV Resources Oil & Gas, Inc., Common Equity	(i)(l)	Energy			457,704	3,618	803
SCM EPIC, LLC, Common Equity	(i)(k)(l)(s)	Energy			34,800	35,861	30,703
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(k)(l)(p)	Energy			27,398	2,449	2,004
SCM Topco, LLC, Series C Common Equity	(i)(k)(l)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(k)(l)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(l)	Consumer Discretionary Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(l)	Consumer Discretionary Distribution & Retail			98	2	—
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(l)	Consumer Services			139,285	56	1,915
Total Equity/Other						136,212	212,101
TOTAL INVESTMENTS—143.2%						$2,003,955	2,028,418
Cash, Cash Equivalents and Foreign Currency—6.5%	(f)						92,357
Credit Facilities Payable—(29.3)%							(415,000)
Term Preferred Shares, at Liquidation Value, Net—(21.1)%							(298,674)
Other Assets in Excess of Liabilities—0.7%	(j)						9,142
NET ASSETS—100.0%							$1,416,243
_________________
£ – British Pound.
€ – Euro.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	4/12/24	USD	18,662	EUR	17,000	$296
JPMorgan Chase Bank, N.A.	4/12/24	USD	1,288	GBP	1,000	24
Total						$320
_________________
EUR – Euro.
GBP – British Pound.
USD – U.S. Dollar.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2024, the three-month London Interbank Offered Rate, or LIBOR, or L, was 5.56% and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, were 5.33% and 5.30%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board of Directors as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.
(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Includes $5,295 of a short-term investment held in the Allspring Government Money Market Fund with a 7-day yield of 5.25% as of March 31, 2024.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of forward foreign currency exchange contracts.
(k)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(l)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(m)	Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment is inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $414,400, which represents approximately 29.26% of net assets as of March 31, 2024.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of March 31, 2024, seven securities with a fair value of $66,523 were rehypothecated by BNP PBIL. The Fund earned $0 of income from rehypothecated securities during the three months ended March 31, 2024.

(p)	Security was on non-accrual status as of March 31, 2024.
(q)	Position or portion thereof unsettled as of March 31, 2024.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

(r)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2024, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2024:

Portfolio Company	Fair Value at December 31, 2023	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2024	Interest Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$51,412	$—	$(130)	$—	$440	$51,722	$1,704	$—
Senior Secured Loans—Second Lien
New Giving Acquisition, Inc.	45,844	39	—	—	(95)	45,788	1,461	—
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	24,955	717	(98)	—	(483)	25,091	1,143	—
Bridge Street CLO II Ltd., Subordinated Notes	25,108	207	(254)	—	101	25,162	1,123	—
Bridge Street CLO III Ltd., Subordinated Notes	21,430	—	(370)	—	1,398	22,458	349	—
Equity/Other
Monitronics International, LLC	20,947	—	—	—	250	21,197	—	—
New Giving Acquisition, Inc, Common Stock	76,443	—	—	—	13,453	89,896	—	229
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	6,757	—	—	—	1,189	7,946	—	—
Total	$272,896	$963	$(852)	$—	$16,253	$289,260	$5,780	$229
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and fee income presented for the full three months ended March 31, 2024.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2024 (in thousands, except share amounts)

(s)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2024, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2024:

Portfolio Company	Fair Value at December 31, 2023	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2024
Equity/Other
SCM EPIC, LLC, Common Equity	$29,470	$—	$—	$—	$1,233	$30,703
Total	$29,470	$—	$—	$—	$1,233	$30,703
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2024 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2023.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2024, the Fund held investments in five portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held an investment in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (r) and (s) to the unaudited consolidated schedule of investments as of March 31, 2024 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2024, the Fund had six senior secured loan investments with aggregate unfunded commitments of $25,659. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2024:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$39,183	2%
Capital Goods	110,350	5%
Commercial & Professional Services	215,526	11%
Consumer Discretionary Distribution & Retail	107,333	5%
Consumer Durables & Apparel	129,285	6%
Consumer Services	295,512	15%
Consumer Staples Distribution & Retail	20,684	1%
Energy	72,485	4%
Equity Real Estate Investment Trusts (REITs)	20,349	1%
Financial Services	219,337	11%
Food, Beverage & Tobacco	18,908	1%
Health Care Equipment & Services	278,968	14%
Household & Personal Products	21,066	1%
Insurance	45,548	2%
Materials	83,507	4%
Pharmaceuticals, Biotechnology & Life Sciences	110,789	5%
Real Estate Management & Development	55,152	3%
Software & Services	63,424	3%
Technology Hardware & Equipment	33,130	2%
Transportation	87,882	4%
Total	$2,028,418	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2024, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$566,983	$567,126	$1,134,109
Senior Secured Loans—Second Lien	—	42,623	93,978	136,601
Senior Secured Bonds	—	268,484	93,541	362,025
Subordinated Debt	—	110,871	—	110,871
Asset Based Finance	—	—	72,711	72,711
Equity/Other	—	26,642	185,459	212,101
Total Investments	—	1,015,603	1,012,815	2,028,418
Forward Foreign Currency Exchange Contracts	—	320	—	320
Total Assets	$—	$1,015,923	$1,012,815	$2,028,738
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2024:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$512,763	$65,994	$91,166	$79,765	$162,371	$912,059
Accretion of discount (amortization of premium)	869	39	49	4	27	988
Net realized gain (loss)	—	—	—	126	—	126
Net change in unrealized appreciation (depreciation)	3,606	376	(1,088)	1,040	20,333	24,267
Purchases	86,507	26,540	1,123	924	522	115,616
Paid-in-kind interest	2,465	1,029	2,291	—	2,176	7,961
Sales and repayments	(39,084)	—	—	(9,148)	—	(48,232)
Transfers into Level 3(1)	—	—	—	—	30	30
Fair value at end of period	$567,126	$93,978	$93,541	$72,711	$185,459	$1,012,815
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$1,394	$376	$(1,088)	$1,016	$20,333	$22,031
______________
(1)Transfers into Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year. For the three months ended March 31, 2024, transfers into Level 3 were due to decreased price transparency.